UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08403

                   AllianceBernstein Institutional Funds, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2004

                     Date of reporting period: July 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN INSTITUTIONAL FUND
PREMIER GROWTH INSTITUTIONAL FUND
PORTFOLIO OF INVESTMENTS
July 31, 2004 (unaudited)

Company                                                              Shares             Value
----------------------------------------------------------------------------------------------
COMMON STOCKS-99.1%

Technology-33.3%
Communications Equipment-7.3%
Cisco Systems, Inc.(a)                                               78,050    $   1,628,123
Corning, Inc.(a)                                                     69,700          861,492
Juniper Networks, Inc.(a)                                            63,900        1,467,144
QUALCOMM, Inc.                                                        9,400          649,352
                                                                               --------------
                                                                                   4,606,111
                                                                               --------------
Computer Hardware/Storage-6.4%
Dell, Inc.(a)                                                        81,000        2,873,070
EMC Corp.(a)                                                        109,400        1,200,118
                                                                               --------------
                                                                                   4,073,188
                                                                               --------------
Computer Software-9.5%
Electronic Arts, Inc.(a)                                             41,300        2,070,369
Intuit, Inc.(a)                                                      16,300          610,272
Microsoft Corp.                                                      61,600        1,753,136
Symantec Corp.(a)                                                    33,200        1,552,432
                                                                               --------------
                                                                                   5,986,209
                                                                               --------------
Semi-Conductor Capital Equipment-1.1%
Applied Materials, Inc.(a)                                           40,100          680,497
                                                                               --------------
Semi-Conductor Components-9.0%
Broadcom Corp. Cl.A(a)                                               26,000          919,360
Intel Corp.                                                         104,550        2,548,929
Marvell Technology Group, Ltd. (Bermuda)(a)                          41,000          952,020
Maxim Integrated Products, Inc.                                       7,700          370,370
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan)         121,388          864,284
                                                                               --------------
                                                                                   5,654,963
                                                                               --------------
                                                                                  21,000,968
                                                                               --------------
Consumer Services-22.8%
Broadcasting & Cable-2.7%
The E.W. Scripps Co. Cl.A                                            10,900        1,116,378
Univision Communications, Inc. Cl.A(a)                               14,400          417,168
Viacom, Inc. Cl.B                                                     4,311          144,806
                                                                               --------------
                                                                                   1,678,352
                                                                               --------------
Entertainment & Leisure-1.1%
Carnival Corp. (Panama)                                              15,100          703,811
                                                                               --------------

Company                                                              Shares             Value
----------------------------------------------------------------------------------------------
Printing & Publishing-0.3%
Gannett Co., Inc.                                                     1,900          157,966
                                                                               --------------
Retail-3.7%
eBay, Inc.(a)                                                        30,200        2,365,566
                                                                               --------------
Restaurants & Lodging-0.4%
Starbucks Corp.(a)                                                    5,400          253,584
                                                                               --------------
Retail - General Merchandise-9.9%
Amazon.com, Inc.(a)                                                  14,500          564,340
Bed Bath & Beyond, Inc.(a)                                           40,500        1,433,295
Lowe's Cos., Inc.                                                    50,200        2,445,744
Target Corp.                                                         18,700          815,320
Wal-Mart Stores, Inc.                                                18,400          975,384
                                                                               --------------
                                                                                   6,234,083
                                                                               --------------
Miscellaneous-4.7%
Yahoo!, Inc.(a)                                                      97,400        2,999,920
                                                                               --------------
                                                                                  14,393,282
                                                                               --------------
Health Care-21.8%
Biotechnology-3.2%
Amgen, Inc.(a)                                                       27,100        1,541,448
Cephalon, Inc.(a)                                                     9,800          495,096
                                                                               --------------
                                                                                   2,036,544
                                                                               --------------
Drugs-6.9%
Forest Laboratories, Inc.(a)                                         25,900        1,302,511
Pfizer, Inc.                                                         64,200        2,051,832
Teva Pharmaceutical Industries, Ltd. (ADR) (Israel)                  34,100        1,009,360
                                                                               --------------
                                                                                   4,363,703
                                                                               --------------
Medical Products-5.7%
Alcon, Inc. (Switzerland)                                            11,600          888,560
Boston Scientific Corp.(a)                                           36,600        1,400,316
St. Jude Medical, Inc.(a)                                            13,700          933,381
Zimmer Holdings, Inc.(a)                                              4,900          373,919
                                                                               --------------
                                                                                   3,596,176
                                                                               --------------
Medical Services-6.0%
Caremark Rx, Inc.(a)                                                  4,900          149,450
UnitedHealth Group, Inc.                                             34,900        2,195,210
WellPoint Health Networks, Inc.(a)                                   14,300        1,445,730
                                                                               --------------
                                                                                   3,790,390
                                                                               --------------
                                                                                  13,786,813
                                                                               --------------

Company                                                              Shares             Value
----------------------------------------------------------------------------------------------
Finance-14.6%
Banking - Money Center-1.8%
J.P. Morgan Chase & Co.                                              30,400        1,134,832
                                                                               --------------
Brokerage & Money Management-1.9%
Merrill Lynch & Co., Inc.                                            23,900        1,188,308
                                                                               --------------
Insurance-6.0%
American International Group, Inc.                                   36,500        2,578,725
The Progressive Corp.                                                16,001        1,225,997
                                                                               --------------
                                                                                   3,804,722
                                                                               --------------
Miscellaneous-4.9%
Citigroup, Inc.                                                      34,900        1,538,741
MBNA Corp.                                                           63,600        1,570,284
                                                                               --------------
                                                                                   3,109,025
                                                                               --------------
                                                                                   9,236,887
                                                                               --------------
Capital Goods-2.8%
Miscellaneous-2.8%
General Electric Co.                                                 53,800        1,788,850
                                                                               --------------
Consumer Staples-2.7%
Cosmetics-1.5%
Avon Products, Inc.                                                  22,500          967,725
                                                                               --------------
Household Products-1.2%
The Procter & Gamble Co.                                             14,200          740,530
                                                                               --------------
                                                                                   1,708,255
                                                                               --------------
Energy-1.1%
Oil Service-1.1%
Nabors Industries, Ltd. (Bermuda)(a)                                 15,000          697,500
                                                                               --------------
Total Investments-99.1%
(cost $52,392,707)                                                                62,612,555
Other assets less liabilities-0.9%                                                   574,483
                                                                               --------------
Net Assets-100%                                                                $  63,187,038
                                                                               --------------

(a)   Non-income producing security.

      Glossary:

      ADR - American Depositary Receipt

ALLIANCEBERNSTEIN INSTITUTIONAL FUND
SMALL CAP GROWTH INSTITUTIONAL FUND
PORTFOLIO OF INVESTMENTS
July 31, 2004 (unaudited)

Company                                                              Shares             Value
---------------------------------------------------------------------------------------------
COMMON STOCKS-96.8%

Technology-26.7%
Communications Equipment-1.1%
Inet Technologies, Inc.(a)                                          196,900    $   2,421,870
                                                                               --------------
Computer Hardware/Storage-1.3%
Avocent Corp.(a)                                                     95,400        2,856,276
                                                                               --------------
Computer Services-3.7%
Alliance Data Systems Corp.(a)*                                      89,700        3,561,987
Anteon International Corp.(a)                                        75,300        2,344,842
Cognizant Technology Solutions Corp.(a)                              91,200        2,512,560
                                                                               --------------
                                                                                   8,419,389
                                                                               --------------
Computer Software-6.7%
Aspect Communications Corp.(a)                                      163,700        1,386,539
Hyperion Solutions Corp.(a)*                                         86,400        3,544,128
MicroStrategy, Inc. Cl.A(a)*                                         64,300        2,588,718
PalmSource, Inc.(a)*                                                 85,400        1,730,204
Quest Software, Inc.(a)                                             210,800        2,542,248
SERENA Software, Inc.(a)*                                           105,500        1,624,700
SINA Corp. (Hong Kong)(a)                                            61,700        1,749,195
                                                                               --------------
                                                                                  15,165,732
                                                                               --------------
Internet Infrastructure-2.1%
Digitas, Inc.(a)                                                    305,400        2,043,126
SupportSoft, Inc.(a)                                                308,400        2,717,004
                                                                               --------------
                                                                                   4,760,130
                                                                               --------------
Semi-Conductor Capital Equipment-1.0%
FormFactor, Inc.(a)*                                                110,500        2,218,840
                                                                               --------------
Semi-Conductor Components-1.9%
Microsemi Corp.(a)                                                  141,800        1,737,050
ON Semiconductor Corp.(a)                                           334,400        1,337,600
SiRF Technology Holdings, Inc.(a)                                   100,800        1,127,952
                                                                               --------------
                                                                                   4,202,602
                                                                               --------------
Miscellaneous-8.9%
02Micro International, Ltd. (Cayman Islands)(a)                     127,000        1,634,490
Amphenol Corp. Cl.A(a)                                              118,500        3,724,455
Exar Corp.(a)                                                       154,700        2,083,809
Kronos, Inc.(a)                                                      68,300        2,999,736

Company                                                              Shares             Value
---------------------------------------------------------------------------------------------
MICROS Systems, Inc.(a)                                              78,400        3,811,808
Power-One, Inc.(a)                                                  197,900        1,735,583
TNS, Inc.(a)                                                         61,300        1,360,860
TTM Technologies, Inc.(a)                                           227,300        2,609,404
                                                                               --------------
                                                                                  19,960,145
                                                                               --------------
                                                                                  60,004,984
                                                                               --------------
Consumer Services-22.3%
Advertising-1.1%
StarTek, Inc.                                                        77,500        2,381,575
                                                                               --------------
Broadcasting & Cable-2.0%
Cumulus Media, Inc. Cl.A(a)                                         179,800        2,639,464
Entravision Communications Corp. Cl.A(a)                            266,200        1,882,034
                                                                               --------------
                                                                                   4,521,498
                                                                               --------------
Entertainment & Leisure-0.9%
Activision, Inc.(a)                                                 142,600        2,089,090
                                                                               --------------
Gaming-1.5%
Station Casinos, Inc.*                                               75,600        3,265,920
                                                                               --------------
Retail - General Merchandise-3.7%
Cost Plus, Inc.(a)                                                   51,300        1,716,498
Dick's Sporting Goods, Inc.(a)*                                      82,400        2,678,000
Hibbett Sporting Goods, Inc.(a)                                      79,200        1,509,552
Tuesday Morning Corp.(a)                                             77,300        2,485,968
                                                                               --------------
                                                                                   8,390,018
                                                                               --------------
Miscellaneous-13.1%
Bright Horizons Family Solutions, Inc.(a)                            52,200        2,649,150
Charles River Associates, Inc.(a)*                                   70,300        2,252,412
Dycom Industries, Inc.(a)                                           147,700        3,979,038
Insight Enterprises, Inc.(a)                                        206,780        3,316,751
Laureate Education, Inc.(a)*                                         72,400        2,555,720
Life Time Fitness, Inc.(a)*                                          98,900        2,289,535
MSC Industrial Direct Co., Inc. Cl.A                                 86,400        2,704,320
Resources Connection, Inc.(a)*                                      101,500        3,936,170
ScanSource, Inc.(a)*                                                 62,260        3,648,436
Strayer Education, Inc.*                                             22,300        2,172,466
                                                                               --------------
                                                                                  29,503,998
                                                                               --------------
                                                                                  50,152,099
                                                                               --------------
Health Care-17.0%
Biotechnology-7.8%
Indevus Pharmaceuticals, Inc.(a)*                                   256,200        1,624,308
MGI Pharma, Inc.(a)                                                 120,500        3,375,205
Nektar Therapeutics(a)                                              113,000        1,982,020
NeoPharm, Inc.(a)*                                                  140,600          885,780
Protein Design Labs, Inc.(a)                                        109,500        1,773,900

Company                                                              Shares             Value
---------------------------------------------------------------------------------------------
Seattle Genetics, Inc.(a)                                           200,900        1,201,382
Serologicals Corp.(a)*                                              119,500        2,342,200
SFBC International, Inc.(a)                                          10,900          371,036
Techne Corp.(a)                                                      61,300        2,439,740
Telik, Inc.(a)                                                       73,300        1,448,408
                                                                               --------------
                                                                                  17,443,979
                                                                               --------------
Drugs-2.8%
Connetics Corp.(a)                                                   34,100          938,773
Impax Laboratories, Inc.(a)                                         157,700        2,231,455
Martek Biosciences Corp.(a)                                          65,300        3,089,996
                                                                               --------------
                                                                                   6,260,224
                                                                               --------------
Medical Products-4.3%
Abaxis, Inc.(a)                                                     177,800        2,668,778
Angiotech Pharmaceuticals, Inc. (Canada)(a)                         140,600        2,477,372
Animas Corp.(a)                                                      69,300        1,054,746
INAMED Corp.(a)                                                      37,145        2,012,516
OraSure Technologies, Inc.(a)                                       200,900        1,556,975
                                                                               --------------
                                                                                   9,770,387
                                                                               --------------
Medical Services-2.1%
LabOne, Inc.(a)*                                                     85,400        2,520,154
Stericycle, Inc.(a)                                                  43,200        2,116,800
                                                                               --------------
                                                                                   4,636,954
                                                                               --------------
                                                                                  38,111,544
                                                                               --------------
Finance-8.4%
Banking - Money Center-2.0%
Collegiate Funding Services(a)*                                      23,600          331,108
UCBH Holdings, Inc.*                                                 44,200        1,727,778
Wintrust Financial Corp.                                             46,200        2,449,986
                                                                               --------------
                                                                                   4,508,872
                                                                               --------------
Banking - Regional-2.1%
Oriental Financial Group, Inc.                                       80,400        2,046,180
R&G Financial Corp. Cl.B (Puerto Rico)                               73,300        2,571,364
                                                                               --------------
                                                                                   4,617,544
                                                                               --------------
Brokerage & Money Management-2.2%
Affiliated Managers Group, Inc.(a)                                   34,650        1,590,781
Greenhill & Co., Inc.(a)                                             35,200          719,840
Southwest Bancorporation of Texas, Inc.*                            130,600        2,657,710
                                                                               --------------
                                                                                   4,968,331
                                                                               --------------
Insurance-0.8%
Triad Guaranty, Inc.(a)                                              32,100        1,746,240
                                                                               --------------

Company                                                              Shares             Value
---------------------------------------------------------------------------------------------
Miscellaneous-1.3%
Intersections, Inc.(a)                                               56,300          823,106
Investors Financial Services Corp.*                                  48,200        2,201,776
                                                                               --------------
                                                                                   3,024,882
                                                                               --------------
                                                                                  18,865,869
                                                                               --------------
Capital Goods-7.5%
Electrical Equipment-0.8%
United Defense Industries, Inc.(a)*                                  54,900        1,902,285
                                                                               --------------
Electronic Equipment-1.1%
EDO Corp.                                                            15,600          369,408
Engineered Support Systems, Inc.                                     39,200        2,197,944
                                                                               --------------
                                                                                   2,567,352
                                                                               --------------
Machinery-2.5%
Actuant Corp. Cl.A(a)                                                85,400        3,113,684
Bucyrus International, Inc. Cl.A(a)*                                 35,500          852,000
Oshkosh Truck Corp.                                                  30,300        1,604,991
                                                                               --------------
                                                                                   5,570,675
                                                                               --------------
Miscellaneous-3.1%
GrafTech International, Ltd.(a)*                                    225,000        2,481,750
IDEX Corp.                                                           76,350        2,450,072
Simpson Manufacturing Co., Inc.                                      34,200        1,915,542
                                                                               --------------
                                                                                   6,847,364
                                                                               --------------
                                                                                  16,887,676
                                                                               --------------
Energy-6.7%
Oil Service-5.9%
Cimarex Energy Co.(a)                                                28,100          914,093
Core Laboratories N.V. (Netherlands)(a)                              71,700        1,577,400
FMC Technologies, Inc.(a)                                            96,400        2,892,000
Helmerich & Payne, Inc.                                              83,400        2,111,688
Meridian Resource Corp.(a)                                          148,900        1,243,315
Range Resources Corp.                                               146,700        2,457,225
W-H Energy Services, Inc.(a)                                         97,400        1,957,740
                                                                               --------------
                                                                                  13,153,461
                                                                               --------------
Pipelines-0.8%
Hydril Co.(a)                                                        53,300        1,900,145
                                                                               --------------
                                                                                  15,053,606
                                                                               --------------
Transportation-4.1%
Air Freight-1.2%
UTI Worldwide, Inc. (U.S. Virgin Islands)                            52,200        2,687,778
                                                                               --------------
Shipping-1.0%
Kirby Corp.(a)*                                                      60,400        2,331,440
                                                                               --------------

Company                                                              Shares             Value
---------------------------------------------------------------------------------------------
Trucking-1.1%
Werner Enterprises, Inc.                                            122,350        2,438,435
                                                                               --------------
Miscellaneous-0.8%
Pacer International, Inc.(a)                                        105,100        1,659,004
                                                                               --------------
                                                                                   9,116,657
                                                                               --------------
Basic Industry-2.2%
Chemicals-1.3%
Ferro Corp.                                                          35,000          696,850
Georgia Gulf Corp.                                                   60,700        2,157,885
                                                                               --------------
                                                                                   2,854,735
                                                                               --------------
Mining & Metals-0.9%
Allegheny Technologies, Inc.                                        100,280        2,010,614
                                                                               --------------
                                                                                   4,865,349
                                                                               --------------
Consumer Manufacturing-1.2%
Building & Related-1.2%
Hughes Supply, Inc.                                                  43,300        2,637,836
                                                                               --------------
Consumer Staples-0.7%
Household Products-0.7%
Tempur-Pedic International, Inc.(a)*                                133,600        1,679,352
                                                                               --------------
Total Common Stocks
(cost $183,905,042)                                                              217,374,972
                                                                               --------------


                                                                  Principal
                                                                     Amount
                                                                      (000)

SHORT-TERM INVESTMENT-3.3%
Time Deposit-3.3%
State Street Euro Dollar
0.65%, 8/02/04
(cost $7,526,000)                                               $     7,526        7,526,000
                                                                               -------------
Total Investments Before Security Lending Collateral-100.1%
(cost $191,431,042)                                                              224,900,972
                                                                               -------------

                                                                     Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES
LOANED-13.5%
Short-Term Investment-13.5%
UBS Private Money Market Fund, LLC, 1.27%
(cost $30,270,436)                                               30,270,436       30,270,436
                                                                               -------------
Total Investments-113.6%
(cost $221,701,478)                                                              255,171,408
Other assets less liabilities-(13.6%)                                            (30,631,589)
                                                                               -------------
Net Assets-100%                                                                $ 224,539,819
                                                                               -------------

*     Represents entire or partial securities out on loan.
(a)   Non-income producing security.

ALLIANCEBERNSTEIN INSTITUTIONAL FUND
REAL ESTATE INVESTMENT INSTITUTIONAL FUND
PORTFOLIO OF INVESTMENTS
July 31, 2004 (unaudited)

Company                                                 Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS-98.5%

Real Estate Investment Trusts-98.5%
Apartments-13.4%
Archstone-Smith Trust                                  543,500    $  15,995,205
Camden Property Trust                                  263,200       11,844,000
Equity Residential Properties Trust                    768,400       22,706,220
Essex Property Trust, Inc.                              97,200        6,405,480
United Dominion Realty Trust, Inc.                     609,500       11,818,205
                                                                  -------------
                                                                     68,769,110
                                                                  -------------
Diversified & Others-8.3%
Cousins Properties, Inc.                               314,100       10,092,033
iStar Financial, Inc.                                  346,200       13,155,600
Vornado Realty Trust                                   335,100       19,465,959
                                                                  -------------
                                                                     42,713,592
                                                                  -------------
Health Care-0.6%
Windrose Medical Properties Trust                      255,100        3,112,220
                                                                  -------------
Lodging-8.9%
Boca Resorts, Inc. Cl.A(a)                             310,400        6,052,800
Hersha Hospitality Trust                               222,600        2,203,740
Host Marriott Corp.(a)                               1,693,100       21,925,645
LaSalle Hotel Porperties                                46,000        1,184,040
Starwood Hotels & Resorts Worldwide, Inc.              315,400       14,193,000
                                                                  -------------
                                                                     45,559,225
                                                                  -------------
Office-20.2%
Alexandria Real Estate Equities, Inc.                  241,900       14,535,771
Boston Properties, Inc.                                301,600       15,954,640
Corporate Office Properties Trust                      573,400       14,524,222
Equity Office Properties Trust                         606,800       15,746,460
Glenborough Realty Trust, Inc.                         393,500        7,193,180
Mack-Cali Realty Corp.                                 308,600       12,621,740
Prentiss Properties Trust                              329,500       11,288,670
SL Green Realty Corp.                                  240,200       11,793,820
                                                                  -------------
                                                                    103,658,503
                                                                  -------------
Office - Industrial Mix-3.1%
Duke Realty Corp.                                      514,400       15,822,944
                                                                  -------------
Regional Malls-18.8%
General Growth Properties, Inc.                        941,800       28,329,344
Macerich Co.                                           179,300        8,588,470
Mills Corp.                                            186,900        8,522,640
Rouse Co.                                              406,100       19,817,680
Simon Property Group, Inc.                             599,400       30,935,034
                                                                  -------------
                                                                     96,193,168
                                                                  -------------

Company                                                 Shares            Value
-------------------------------------------------------------------------------
Shopping Centers-12.4%
Developers Diversified Realty Corp.                    645,400       23,156,952
Kimco Realty Corp.                                     227,650       10,949,965
Pan Pacific Retail Properties, Inc.                    226,000       11,435,600
Regency Centers Corp.                                  364,700       15,499,750
Tanger Factory Outlet Centers, Inc.                     63,100        2,501,915
                                                                  -------------
                                                                     63,544,182
                                                                  -------------
Storage-1.9%
Shurgard Storage Centers, Inc. Cl.A                    259,800        9,612,600
                                                                  -------------
Warehouse & Industrial-10.9%
AMB Property Corp.                                     338,500       11,894,890
EastGroup Properties, Inc.                             276,700        8,973,381
First Potomac Realty Trust                             155,700        3,082,860
ProLogis Trust                                         929,600       31,643,584
                                                                  -------------
                                                                     55,594,715
                                                                  -------------
Total Common Stocks
(cost $395,949,878)                                                 504,580,259
                                                                  -------------

                                                     Principal
                                                        Amount
                                                         (000)

SHORT-TERM INVESTMENT-1.5%
Time Deposit-1.5%
State Street Euro Dollar
0.65%, 8/02/04
(cost $7,406,000)                                     $  7,406        7,406,000
                                                                  -------------
Total Investments-100.0%
(cost $403,355,878)                                                 511,986,259
Other assets less liabilities-0.0%                                       47,002
                                                                  -------------
Net Assets-100%                                                   $ 512,033,261
                                                                  -------------

(a)   Non-income producing security.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant): AllianceBernstein Institutional Funds, Inc.


By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President


Date: September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President


Date: September 27, 2004


By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer


Date: September 27, 2004


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